S000065632 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(2.38%)	(1.86%)	(0.92%)
Performance Inception Date			Jun. 28, 2019
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	(1.57%)
Performance Inception Date			Jun. 28, 2019
Class I
Prospectus [Line Items]
Average Annual Return, Percent	(4.37%)	(1.43%)	(1.14%)
Performance Inception Date			Jun. 28, 2019
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.70%)	(2.26%)	(1.97%)
Performance Inception Date			Jun. 28, 2019
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.50%)	(1.39%)	(1.17%)
Performance Inception Date			Jun. 28, 2019
Class N
Prospectus [Line Items]
Average Annual Return, Percent	(4.59%)	(1.68%)	(1.39%)
Performance Inception Date			Jun. 28, 2019